SUPPLEMENT DATED DECEMBER 13, 2004 TO THE PROSPECTUS
                                DATED MAY 1, 2004

                            JNL(R) VARIABLE FUND LLC

The section entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003" should be deleted in its entirety and replaced with the following for the JNL/Mellon Capital Management Consumer Brands Sector Fund:

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------- --------------------- --------------------
                                                                     1 YEAR            LIFE OF FUND*
------------------------------------------------------------- --------------------- --------------------
JNL/Mellon Capital Management Consumer Brands Sector Fund            20.88%                1.54%
(Class A)
Dow Jones US Consumer Services Index                                 32.83%               -2.88%
Morgan Stanley Consumer Index                                        13.33%                1.24%
------------------------------------------------------------- --------------------- --------------------

The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer Services sector by the Dow Jones US Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

The Morgan Stanley Consumer Index is an equally-weighted index of 30 U.S. common stocks designed to measure performance of consumer-oriented, stable growth industries through changes in the average return of the component stocks.

*The Fund began operations on July 6, 1999.

The section entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003" should be deleted in its entirety and replaced with the following for the JNL/Mellon Capital Management Energy Sector Fund:

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------- --------------------- -------------------
                                                                     1 YEAR           LIFE OF FUND*
------------------------------------------------------------- --------------------- -------------------
JNL/Mellon Capital Management Energy Sector Fund (Class A)            31.81%                8.00%
Dow Jones US Oil & Gas Index                                          22.86%                2.02%
AMEX Deutsche Bank Energy Index                                       27.61%               10.44%
------------------------------------------------------------- --------------------- -------------------

The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Oil & Gas sector by the Dow Jones Global Classification System. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

The AMEX Deutsche Bank Energy Index is an equal-dollar weighted index of 30 widely held companies involved in producing and providing different energy products. The industries represented by these companies are domestic and international oil producers, refiners and transmitters, oil equipment and drillers and natural gas producers.

* The Fund began operations on July 6, 1999.


 (To be used with VC3656 5/04, VC3652 5/04, VC4224 10/04, VC5526 5/04, FVC4224FT
10/04, VC5808 5/04, NV3714CE 5/04, NV4224 10/04, NV5526 5/04, HR105 5/04 and
VC2440 5/04)

                                                                   V5908 12/04